COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
26.	COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

From January 1, 2008, Jiangxi Jinko leased buildings and land use rights from Desun, under a non-cancelable operating lease expiring in January 2018. In addition, the Group also leased office buildings for its offices under non-cancelable operating lease from third parties.

Future minimum obligations for operating leases are as follows:

Year ending December 31,	RMB
2013	9,997,574
2014	7,956,089
2015	2,674,185
2016	1,809,349
2017	1,637,673
Years thereafter	1,388,202

Total	25,463,072

Rental expense under all operating leases were RMB4,455,490, RMB5,493,427 and RMB8,588,661 for the years ended December 31, 2010, 2011 and 2012, respectively.

(b) Capital commitments

The Group entered into several purchase agreements and supplementary agreements with certain suppliers to acquire machineries to be used in the manufacturing of its products or for construction of solar power plants. The Group's total future payments under these purchase agreements amounted to RMB282.1 million as of December 31, 2012.

(c) Contingencies

In the opinion of management, as confirmed by its legal counsel, as of December 31, 2012, the ownership structure of the Group is in compliance with all existing PRC laws and regulations. It is also in the opinion of management that potential losses arising from the ownership structure based on current regulatory environment is remote. However, the Company cannot be assured that the PRC government authorities will not take a view contrary to the opinion of management. In addition, there may be changes and other developments in the PRC laws and regulations or their interpretations. If the current ownership structure of the Group was found to be not in compliance with any existing or future PRC laws or regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with current or new PRC laws and regulations.

On December 20, 2010, Zhejiang Global Photovoltaic Technology Co., Ltd., or Zhejiang Global, one of our customers, filed an action in Shaoxing People's Court, Zhejiang Province against Zhejiang Jinko for the late delivery of products and claimed late charges of RMB14 million and the return of advances paid by Zhejiang Global to Zhejiang Jinko of RMB5 million. On April 20, 2011, Shaoxing People's Court ruled in favor of Zhejiang Global that Zhejiang Jinko must pay the late charge of RMB12 million and return the advances of RMB4.8 million to Zhejiang Global. On May 30, 2011, Zhejiang Jinko filed an appeal to the Shaoxing Intermediate People's Court, Zhejiang Province. On December 15, 2011, Shaoxing Intermediate People's Court upheld the judgment of the lower court. On February 9, 2012, Zhejiang Jinko made a payment of RMB17.2 million (US$2.8 million) as damages to Zhejiang Global in compliance with the court judgment..

On March 9, 2011, Jiangsu Yangsheng Energy Technology Co., Ltd., or Jiangsu Yangsheng, one of our customers, filed an action in Haining People's Court, Zhejiang Province against Zhejiang Jinko for the return of prepayment of RMB8 million and the accrued interest of RMB74,667 due to the delayed return of prepayment. The case was subsequently referred to the Jiaxing Intermediate People's Court. On February 20, 2012, Jiaxing Intermediate People's Court ruled in favor of Zhejiang Jinko for lack of contractual relationship between Jiangsu Yansheng and Zhejiang Jinko. On March 6, 2012, Jiangsu Yangsheng filed an appeal to Zhejiang High People's Court, Zhejiang Province. On July 10, 2012, Zhejiang High People's Court upheld the judgment of the lower court.

In October 2011, the Group sued Cixi Boneng Photovoltaic Electronic Technology Co., Ltd. ("Boneng"), one of our suppliers, for a breach of contract for damages of RMB29.0 million. In February 2012, Boneng countersued us seeking to recover RMB24.4 million of outstanding payments under the supply contract. In July 2012, the Group settled the cases and made a settlement payment of RMB6 million to Boneng and recorded the reversal of the remaining accrual of RMB17.4 million as income.

In November 2011, the Group sued Henan Zhaoge New Energy Company ("Zhaoge"), a polysilicon supplier with which the Group had entered into a strategic cooperation agreement for our purchase of silicon. The Group sought to recover RMB7.0 million, a portion of the prepayment that the Group made to Zhaoge for our purchase. Zhaoge initiated a countersuit against us. In June 2012, the Group settled the case with Zhaoge, who agreed to provide us with 10 tonnes of silicon and RMB1.0 million. The Group made provisions for RMB4.03 million for the loss of the balance of our prepayment.

On October 11, 2011, JinkoSolar was named as a defendant in a putative shareholder class action lawsuit filed in the United States District Court for the Southern District of New York captioned Marco Peters v. JinkoSolar Holding Co., Ltd., et al., Case No. 11-CV-7133 (S.D.N.Y.) (the "U.S. Securities Action"). In addition to JinkoSolar, the complaint also names as defendants Xiande Li, Kangping Chen, Xianhua Li, Wing Koen Siew, Haitao Jin, Zibin Li, Stephen Markscheid, Longgen Zhang or the Individual Defendants, and the underwriters of our initial public offering in May 2010. The plaintiff in the U.S. Securities Action seeks to represent a class of all purchasers and acquirers of ADSs of JinkoSolar between May 13, 2010 and September 21, 2011, inclusive. The plaintiff alleges that the defendants violated Sections 11 and 12(a)(2) of the Securities Act and Section 10(b) of the Securities Exchange Act of 1934, as amended, or the Exchange Act, by making material misstatements or failing to disclose material information regarding, among other things, JinkoSolar's compliance with environmental regulations at its Haining facility. The complaint also asserts claims against the Individual Defendants for control person liability under Section 15 of the Securities Act and Section 20(a) of the Exchange Act. The complaint seeks, among other things, certification of the putative class, unspecified compensatory damages (including interest), and costs and expenses incurred in the action. On March 19, 2012, the court entered an order appointing lead plaintiffs in the U.S. Securities Action.

On June 1, 2012, the court-appointed lead plaintiffs filed an amended complaint (the "Amended Complaint") asserting similar allegations and the same causes of action as in the original complaint and naming one additional underwriter as a defendant. On August 1, 2012, JinkoSolar filed a motion to dismiss the amended complaint, as did Stephen Markscheid, who was the only Individual Defendant to have been served in the action. On the same date, the underwriter defendants filed a joinder to JinkoSolar's motion to dismiss. On January 22, 2013, the court issued a Memorandum and Order granting JinkoSolar's and Stephen Markscheid's motions to dismiss in their entirety and dismissing the Amended Complaint as against all defendants. The Court entered judgment in favor of defendants on the same date. On February 19, 2013, lead plaintiffs filed a notice of appeal with respect to the court's January 22, 2013 Memorandum and Order and Judgment. Lead plaintiffs' appeal is currently pending in the United States Court of Appeals for the Second Circuit. The Company is unable to reliably estimate the probability of the case and the range of any exposure if any.

In July 2008, the Group entered into a long-term supply agreement with Wuxi Zhongcai, a producer of virgin polysilicon materials. The Group provided a prepayment of RMB95.6 million pursuant to such contract. Wuxi Zhongcai subsequently halted production as a result of the adverse changes in the polysilicon market. In February 2013, the Group sued Wuxi Zhongcai in Shangrao City Intermediate People's Court for the refund of the outstanding balance of our prepayment of RMB93.2 million after deducting delivery made to us by an affiliate of Wuxi Zhongcai. In January 2013, the Group notified Wuxi Zhongcai to terminate our long-term supply agreement. In February 2013, Wuxi Zhongcai sued us in Shanghai Pudong New Area People's Court for approximately RMB2.7 million for breaching the contract by failing to make allegedly required payments. The Group considered the recovery of the RMB93.2 million unlikely as a result of the polysilicon market conditions, the mutually alleged claims and the adverse developments in the operations of Wuxi Zhongcai and recorded provisions of RMB93.2 million for the balance of our prepayment to Wuxi Zhongcai. As of the date of this report, these suits are still pending. The Company is unable to reliably estimate the probability of the case and the range of any exposure if any.

In March 2012, COGIP S.p.A., or COGIP, one of our customers, initiated arbitration proceedings in the Chinese European Arbitration Centre for approximately EUR20.4 million for damages allegedly relating to the late delivery of modules and defects in our products. The Group responded to the arbitration summons on April 18, 2012 and raised a counterclaim for the outstanding portion of the purchase price of EUR23,310,000.00 plus liquidated damages of 0.5% of this amount per week since March 6, 2012. As of December 31, 2012, the Group have made provision of RMB126 million for the accounts receivable from COGIP. On April 24, 2013, the Group reached a settlement agreement with COGIP, pursuant to which COGIP agreed to pay EUR14 million to us in three installments to settle all claims.

(d) Guarantees

On June 13, 2009, Jiangxi Jinko entered into a loan agreement with Shangrao Heji Investment Co., Ltd. ("Heji"), in the principal amount of RMB100 million with a term of three years. Of this amount, RMB nil was outstanding as of December 31, 2011. In consideration of this loan agreement, Heji required Jiangxi Jinko to enter into a guarantee agreement with Jiangxi International Trust Co., Ltd. ("JITCL") on May 31, 2009 for Heji's payment obligations under its separate trust loan agreement with JITCL ("JITCL Loan Agreement"), under which JITCL extended a loan to Heji in the principal amount of RMB50 million for a term of three years. In the event that Heji fails to perform its obligations under the JITCL Loan Agreement or otherwise defaults thereunder, Jiangxi Jinko will become liable for Heji's obligations under the JITCL Loan Agreement. The Company recorded a guarantee liability of RMB1.5 million as of December 31, 2010 and reclassified to short term liability as of December 31, 2011. Corresponding deferred financing cost was recorded and amortized over the period of Jiangxi Jinko's long-term borrowing. Jiangxi Jinko has fully repaid the entrusted loans in July 2011. During 2012, Heji repaid the loan and Jiangxi Jinko was released from its obligations.